Revenue - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) Country	Sep. 30, 2022 USD ($) Country	Sep. 30, 2023 USD ($) Country	Sep. 30, 2022 USD ($) Country	Dec. 31, 2022 USD ($) COUNTRY Country	Dec. 31, 2021 USD ($) COUNTRY
Disaggregation of Revenue [Line Items]
Revenue	$ 5,700	$ 5,700	$ 12,800	$ 15,200	$ 16,300	$ 9,700
Number of countries generate revenue | Country	5	5	5	5	4
Revenue from contract with customers excluding assessed tax	$ 18,200	$ 16,064	$ 45,232	$ 45,027	$ 64,211	$ 38,242
United States
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 0	$ 0	$ 0
Revenue from contract with customers excluding assessed tax					$ 0
Each Country | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | Minimum
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	5.00%	5.00%	4.00%	5.00%	6.00%	5.00%
Each Country | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | Maximum
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	7.00%	9.00%	8.00%	9.00%	7.00%	8.00%
All Other Countries
Disaggregation of Revenue [Line Items]
Number of countries generate revenue by sales	46	33	59	43	51	40
Revenue from contract with customers excluding assessed tax	$ 11,532	$ 11,667	$ 31,599	$ 32,459	$ 46,319	$ 26,804
Five Countries Included Within All Other Countries | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	31.00%	35.00%	28.00%	34.00%	25.00%	25.00%